Other costs and other income - Other income (Details) - ZAR (R) R in Millions		12 Months Ended
	Nov. 01, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Change in estimate of environmental rehabilitation obligation, and right of recovery receivable and payable		R 40	R 45	R 71
Service entity income		307	497	464
Gain on remeasurement of previous interest in Kroondal	R 0	0	298	0
Sundry income		389	387	429
Insurance proceeds		875	0	0
Onerous contract provision utilisation/change in estimate		1,017	0	0
Profit on sale of Lonmin Canada		0	0	145
Gain on increase in equity-accounted investment		2	5	0
Gain on deregistration of a subsidiary		0	0	1
Other income		2,630	1,232	1,110
United States
Disclosure of attribution of expenses by nature to their function [line items]
Insurance proceeds		838
Australia
Disclosure of attribution of expenses by nature to their function [line items]
Insurance proceeds		R 26	R 0	R 0